Leases - Additional Information (Detail) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2017 USD ($) ft² Day	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use assets		$ 11,071			$ 11,071	$ 6,549	$ 10,024
Operating lease liability		14,680			14,680
Adjustment of right-of-use operating lease liability				$ 6,409	6,409	3,939
Total operating lease cost					2,900	1,900
Fixed lease expense					2,600	1,700
Variable lease expense					300	200
Cash paid for lease liabilities					3,500	3,300
350 Treat Building Lease [Member]
Lessee, Lease, Description [Line Items]
Office and warehouse space | ft²			26,125
Operating lease term			3 years 1 month 6 days
Lease term expiration date			Jan. 31, 2023
Lease payment obligation			$ 7,400
Tenant improvements			$ 2,400
Operating lease, right-of-use assets		2,100			2,100	3,000
Operating lease liability		$ 3,100			$ 3,100	4,300
Lease liability, discount rate		5.25%			5.25%
2741 16th Street Lease [Member]
Lessee, Lease, Description [Line Items]
Office and warehouse space | ft²			20,032
Operating lease term			3 years 1 month 6 days
Lease term expiration date			Aug. 31, 2023
Lease payment obligation	$ 8,500		$ 8,200
Tenant improvements			$ 4,600
Operating lease, right-of-use assets		$ 8,700			$ 8,700	3,500
Operating lease liability		$ 11,500			$ 11,500	$ 4,900
Lease liability, discount rate		5.25%			5.25%
Parking space | Day			25,000
Operating lease, extension term	4 years
Base lease payments increase from original agreement	$ 700
Adjustment of right-of-use operating lease liability	$ 6,200
Hong Kong Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease term		3 years			3 years
Lease term expiration date		Dec. 13, 2023
Lease payment obligation		$ 200			$ 200
Operating lease, right-of-use assets		200			200
Operating lease liability		$ 200			$ 200
Lease liability, discount rate		5.25%			5.25%